Annual Total Returns - Fidelity Advisor® Balanced Fund [BarChart] - 08.31 Fidelity Advisor Balanced Fund AMCIZ PRO-16 - Fidelity Advisor® Balanced Fund - Fidelity Advisor Balanced Fund-Class A	Oct. 30, 2021
Bar Chart Table:
Annual Return 2011	1.36%
Annual Return 2012	12.39%
Annual Return 2013	20.20%
Annual Return 2014	9.83%
Annual Return 2015	0.03%
Annual Return 2016	6.93%
Annual Return 2017	16.09%
Annual Return 2018	(4.45%)
Annual Return 2019	23.75%
Annual Return 2020	22.11%